UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)		23,849	$1,193
GEO Specialty Chemicals, Inc.		143,928	7,196

			8,389
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.		309,827,230	3,098
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (c)		14,906	57,761
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		99	31,185
Vantage Drilling International		189	—

			31,185
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	32,606
Total Common Stocks — 0.0%			133,039

Asset-Backed Securities (b)(d) — 3.3%	Par (000)
ALM Loan Funding:
Series 2012-5A, Class BR, 3.63%, 10/18/27	USD	250	244,150
Series 2013-7RA, Class C, 4.09%, 4/24/24		825	786,924
Series 2013-7RA, Class D, 5.64%, 4/24/24		900	845,515
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26		463	427,185
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.53%, 7/15/27		1,000	970,638
ALM XVII Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28		500	476,735
AMMC CLO Ltd., Series 2014-15A, Class D, 4.86%, 12/09/26		250	231,875
Ares CLO Ltd., Series 2014-32A, Class C, 4.83%, 11/15/25		1,000	915,843
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.88%, 10/15/26		350	331,262
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.33%, 10/15/26		860	763,001
Atrium CDO Corp., Series 9A, Class D, 4.17%, 2/28/24		1,350	1,264,079
Atrium X, Series 10A, Class D, 4.13%, 7/16/25		250	225,199

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Atrium XII, Series 12A, Class D, 4.54%, 10/22/26	USD	250	$235,975
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A:
Class B, 3.32%, 1/20/28		500	491,780
Class C, 4.22%, 1/20/28		500	464,558
BlueMountain CLO Ltd., Series 2013-1A, Class C, 4.03%, 5/15/25		500	466,486
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 5.13%, 1/20/25		700	685,175
Series 2013-1A, Class C, 4.63%, 2/14/25		250	237,967
CIFC Funding Ltd.:
Series 2013-4A, Class D, 4.17%, 11/27/24		250	235,575
Series 2014-2A, Class A3L, 3.51%, 5/24/26		280	273,933
Series 2014-3A, Class C1, 3.44%, 7/22/26		250	242,495
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (e)		1,000	634,682
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.14%, 10/23/25		620	551,245
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26		500	451,386
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23		500	483,252
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26		250	220,868
Regatta Funding LP, Series 2013-2A, Class C, 4.63%, 1/15/25		500	473,408
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.53%, 7/17/26		250	243,887
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.53%, 7/15/25		250	231,032
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27		1,000	878,396
Treman Park CLO LLC, Series 2015-1A, Class D, 4.49%, 4/20/27		1,400	1,316,000
Voya CLO Ltd., Series 2014-4A, Class C, 4.63%, 10/14/26		1,000	904,478

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class C, 4.56%, 1/20/27	USD	500	$487,645
Wind River CLO, Ltd., Series 2012-1A Class D, 5.63%, 1/15/24		250	252,175
Total Asset-Backed Securities — 3.3%			17,944,804

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,125	1,141,946
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		157	163,369
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,676,637

			3,981,952
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	137,700
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 2.32%, 3/19/19		988	985,901
Chemicals — 0.3%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (f)		1,619	1,671,229
Commercial Services & Supplies — 0.4%
ADT Corp., 4.13%, 6/15/23		2,004	1,863,720
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.42%, 12/01/17 (d)		295	296,106

			2,159,826
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		740	536,500
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(d):
3.65%, 12/15/19		1,425	1,428,563
3.88%, 5/15/21		1,108	1,110,770

			2,539,333

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	USD	315	$282,713
Health Care Providers & Services — 0.3%
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		390	401,458
Tenet Healthcare Corp., 4.15%, 6/15/20 (b)(d)		1,375	1,368,125

			1,769,583
Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(c)		120	—
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		1,505	1,478,193
Media — 1.9%
Altice Financing SA (b):
6.63%, 2/15/23		550	550,000
7.50%, 5/15/26		835	832,913
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		1,225	1,246,903
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (b)		1,870	2,000,195
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		1,671	1,677,266
Numericable Group SA (b):
6.00%, 5/15/22		842	838,211
6.25%, 5/15/24		1,040	1,011,400
7.38%, 5/01/26		2,010	2,027,587

			10,184,475
Metals & Mining — 0.4%
Freeport-McMoRan, Inc., 2.38%, 3/15/18		2,115	2,051,550
Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		85	85,213
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		670	686,750
Concho Resources, Inc., 5.50%, 4/01/23		80	80,000
CONSOL Energy, Inc., 5.88%, 4/15/22		662	539,530
Continental Resources, Inc., 3.80%, 6/01/24		90	78,525
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		80	82,800

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc., 9.00%, 5/15/21 (b)	USD	145	$142,644
MEG Energy Corp., 7.00%, 3/31/24 (b)		550	423,500
Newfield Exploration Co., 5.63%, 7/01/24		80	79,600
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)		381	398,621
Oasis Petroleum, Inc., 6.88%, 3/15/22		150	138,000
QEP Resources, Inc., 6.88%, 3/01/21		90	90,450
RSP Permian, Inc., 6.63%, 10/01/22		85	87,762
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		1,535	1,550,350
Vantage Drilling International, 10.00%, 12/31/20		3	—
Whiting Petroleum Corp., 5.75%, 3/15/21		345	292,387
WPX Energy, Inc., 6.00%, 1/15/22		305	274,500

			5,030,632
Total Corporate Bonds — 6.0%			32,809,587

Floating Rate Loan Interests (d)
Aerospace & Defense — 1.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		2,217	2,225,259
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		596	591,396
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		871	866,879
Term Loan C, 3.75%, 2/28/20		2,948	2,946,829
Term Loan D, 3.75%, 6/04/21		1,145	1,144,566

			7,774,929
Air Freight & Logistics — 0.8%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		968	824,531
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,001	852,797
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		157	133,832
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,383	1,177,888

Floating Rate Loan Interests	Par (000)		Value
Air Freight & Logistics (continued)
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21	USD	1,332	$1,341,650

			4,330,698
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,404	1,406,901
Northwest Airlines, Inc.:
2.75%, 3/10/17		261	258,280
2.13%, 9/10/18		598	581,879
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,116	1,115,779

			3,362,839
Auto Components — 2.1%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,541	2,345,047
2nd Lien Term Loan, 11.00%, 1/29/18		907	694,606
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		874	860,713
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,524	1,310,479
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		4,911	4,746,688
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		873	872,770
GPX International Tire Corp., Term Loan (a)(c):
0.00%, 3/31/12		1,097	—
PIK, 0.00%, 3/30/12 (e)(g)		18	—
Schaeffler AG, Term Loan B, 4.25%, 5/15/20		434	436,621

			11,266,924
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		475	474,905
3.50%, 5/24/17		2,706	2,709,213

			3,184,118
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,139	1,136,419
2nd Lien Term Loan, 8.25%, 6/03/21		303	283,834

			1,420,253

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21	USD	824	$817,696
Building Materials — 0.5%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		645	583,725
2015 Term Loan, 4.75%, 7/28/22		2,448	2,381,456

			2,965,181
Building Products — 2.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,191	1,172,710
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,153	5,139,866
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,183	1,161,722
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,890	1,895,084
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		928	927,666
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		2,219	2,223,982
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		494	492,813
Term Loan B, 4.00%, 10/31/19		2,268	2,264,501

			15,278,344
Capital Markets — 0.9%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		644	587,300
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		861	859,642
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		3,360	3,371,433

			4,818,375
Chemicals — 4.3%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,085	1,080,025
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		563	560,373
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,028	2,031,464
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		115	114,647

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22	USD	970	$966,769
Chemours Co., Term Loan B, 3.75%, 5/12/22		1,131	1,108,398
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		243	242,725
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		304	261,451
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		1,367	1,371,800
2016 Term Loan B, 4.25%, 4/01/23		800	805,336
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		1,147	1,148,715
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		1,691	1,685,129
Term Loan B2, 5.50%, 6/07/20		144	143,161
Term Loan B3, 5.50%, 6/07/20		3,275	3,265,287
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		2,486	2,446,893
PQ Corp., Term Loan, 5.75%, 11/04/22		1,020	1,028,221
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		1,126	1,125,643
2015 2nd Lien Term Loan, 8.50%, 6/19/23		465	441,364
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,522	1,509,057
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,558,969
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		523	520,019

			23,415,446
Commercial Services & Supplies — 7.6%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		1,165	1,165,458
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		3,075	3,067,727
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,986	1,989,274
Term Loan F, 3.25%, 2/24/21		852	853,025
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,839	2,759,475

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Commercial Services & Supplies (continued)
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21	USD	4,202	$4,210,933
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		3,778	3,771,626
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,458,750
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		948	950,768
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		1,008	1,007,672
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		1,900	1,910,697
KAR Auction Services, Inc.:
Term Loan B2, 3.94%, 3/11/21		1,333	1,337,238
Term Loan B3, 4.25%, 3/09/23		1,770	1,780,319
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		1,430	1,183,081
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		1,323	1,233,325
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 5.50%, 5/02/22		445	449,081
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,625	1,623,297
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,540	4,469,123
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		1,015	1,021,344
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		664	664,660
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		2,110	2,118,391
West Corp., Term Loan B10, 3.25%, 6/30/18		2,461	2,458,486

			41,483,750
Communications Equipment — 1.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		776	774,586
2nd Lien Term Loan, 7.50%, 1/24/22		376	373,188
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		910	911,946
Riverbed Technology, Inc., 2016 Term Loan B, 5.75%, 4/24/22		931	933,501
Telesat Canada:
Term Loan A, 3.00%, 3/28/17	CAD	1,781	1,351,541

Floating Rate Loan Interests		Par (000)	Value
Communications Equipment (continued)
Telesat Canada (continued):
Term Loan B2, 3.50%, 3/28/19	USD	254	$254,105
Zayo Group LLC:
Term Loan B, 3.75%, 5/06/21		4,710	4,713,985
Term Loan B2, 4.50%, 5/06/21		951	955,204

			10,268,056
Construction & Engineering — 0.3%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		528	529,888
CNT Holdings III Corp, Term Loan B, 5.25%, 1/22/23		1,335	1,342,516

			1,872,404
Construction Materials — 1.6%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		3,569	3,569,323
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		3,737	3,740,150
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		730	735,113
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		439	427,156

			8,471,742
Containers & Packaging — 2.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		1,823	1,825,933
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		1,246	1,249,478
Term Loan F, 4.00%, 10/01/22		6,429	6,453,596
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		2,478	2,477,108

			12,006,115
Distributors — 0.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,632	1,632,693
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		942	914,464

			2,547,157
Diversified Consumer Services — 4.1%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,835	2,834,739
2nd Lien Term Loan, 8.00%, 8/13/21		1,417	1,418,659

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Diversified Consumer Services (continued)
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22	USD	3,144	$3,144,450
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		237	237,742
Term Loan B, 3.75%, 1/30/20		2,733	2,744,120
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		1,193	1,174,222
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		298	289,278
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,698	1,623,712
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		7,477	7,505,312
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		1,396	1,395,869

			22,368,103
Diversified Financial Services — 2.1%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		1,910	1,915,653
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		963	947,167
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		2,754	2,712,875
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		549	548,930
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,512	3,524,830
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,765	1,767,961

			11,417,416
Diversified Telecommunication Services — 3.7%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		2,669	2,663,909
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		2,261	2,177,982
2nd Lien Term Loan, 9.75%, 2/12/21		750	708,156
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		10,260	10,293,345
2019 Term Loan, 4.00%, 8/01/19		3,105	3,111,750

Floating Rate Loan Interests	Par (000)		Value
Diversified Telecommunication Services (continued)
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24	USD	1,425	$1,431,324

			20,386,466
Electrical Equipment — 0.9%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		4,496	4,496,075
Extended Term Loan, 4.92%, 10/10/17 (a)(c)		1,710	534,375

			5,030,450
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,715	1,716,524
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		787	763,535

			2,480,059
Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		767	767,028
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,224	909,929

			1,676,957
Food & Staples Retailing — 2.6%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		3,988	3,986,672
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		2,179	2,186,306
2nd Lien Term Loan, 8.50%, 8/03/23		516	511,244
Rite Aid Corp.:
5.75%, 8/21/20		1,040	1,042,600
4.88%, 6/21/21		1,630	1,632,037
Supervalu, Inc., Refinancing Term Loan B, 5.50%, 3/21/19		407	407,264
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		4,452	4,453,742

			14,219,865
Food Products — 2.1%
AdvancePierre Foods, Inc., 2016 Term Loan, 4.75%, 5/26/23		740	742,220
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,767	1,764,943
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,061	1,050,782

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	May 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests		Par (000)	Value
Food Products (continued)
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18	USD	2,640	$2,632,607
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		504	505,914
Term Loan G, 3.25%, 4/29/20		2,638	2,638,882
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		1	600
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,604	1,411,140
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	845,462

			11,592,550
Health Care Equipment & Supplies — 4.3%
Alere, Inc.:
2015 Term Loan A, 3.46%, 6/18/20		477	469,061
2015 Term Loan B, 4.25%, 6/18/22		2,507	2,498,981
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		2,033	2,034,871
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		3,864	3,863,425
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		4,510	4,416,495
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		2,159	2,161,578
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,289	2,173,534
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,140	3,101,609
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,739	2,592,520

			23,312,074
Health Care Management Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (a)(c)		509	381,481
Health Care Providers & Services — 11.2%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		463	464,101
Term Loan B2, 4.50%, 2/16/23		2,155	2,164,037
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		469	464,226
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		3,043	3,048,435

Floating Rate Loan Interests		Par (000)	Value
Health Care Providers & Services (continued)
ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.50%, 5/10/23	USD	620	$620,775
CHG Healthcare Services Inc., Term Loan:
2016 B, 5.25%, 5/19/23		3,425	3,437,844
4.25%, 11/19/19		2,960	2,958,508
Community Health Systems, Inc.:
Term Loan F, 3.92%, 12/31/18		1,407	1,404,704
Term Loan G, 3.75%, 12/31/19		3,145	3,081,057
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,584	1,578,060
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,545	9,602,257
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,877	1,878,282
B2, 4.50%, 10/28/22		888	890,625
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		1,445	1,446,578
HCA, Inc., Term Loan B6, 3.70%, 3/17/23		5,224	5,272,520
MPH Acquisition Holdings LLC, Term Loan:
2016 B, 5.00%, 5/26/23		2,740	2,759,180
3.75%, 3/31/21		3,053	3,077,279
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		489	488,300
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		17	16,497
2016 Term Loan, 5.50%, 8/14/21		1,442	1,445,708
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 9/30/22		1,650	1,658,250
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		3,094	3,078,978
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,848	1,851,950
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		2,281	2,276,447
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		1,826	1,829,828
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		2,379	2,358,221

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Health Care Providers & Services (continued)
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23	USD	2,065	$2,089,532

			61,242,179
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,303	3,303,201
Hotels, Restaurants & Leisure — 8.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,765	2,676,619
2nd Lien Term Loan, 8.00%, 8/01/22		1,036	1,015,273
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,001	2,004,315
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,447	2,178,159
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		4,723	4,737,889
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		7,629	7,293,190
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,466	1,472,411
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,087	1,063,662
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		2,084	2,091,480
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,590	2,596,527
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		1,144	1,131,020
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,444	2,445,118
Pinnacle Entertainment, Inc., Term Loan B, 3.75%, 4/28/23		477	476,933
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		1,263	1,264,406
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		497	497,250
Term Loan B, 4.00%, 2/19/19		2,626	2,630,258
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		1,153	1,140,644
Station Casinos LLC, Term Loan B:
2016, 3.75%, 5/23/23		5,165	5,171,456
4.25%, 3/02/20		4,615	4,621,209

			46,507,819

Floating Rate Loan Interests	Par (000)		Value
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20	USD	781	$767,769
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		3,971	3,986,618

			4,754,387
Independent Power and Renewable Electricity Producers — 3.5%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		1,433	1,247,030
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		1,612	1,573,435
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		516	511,787
Term Loan B6, 4.00%, 1/15/23		2,145	2,138,191
Term Loan B7, 3.00%, 5/02/23		1,305	1,295,543
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		5,791	5,787,869
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		3,329	3,292,592
Term Loan C, 5.00%, 12/19/21		148	146,708
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		2,015	2,012,863
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,522	1,255,696

			19,261,714
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		701	551,054
Insurance — 1.8%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		610	611,230
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		2,780	2,782,219
Term Loan B4, 5.00%, 8/04/22		1,530	1,525,079
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,989	1,959,559
2016 1st Lien Term Loan, 5.25%, 2/28/21		905	912,358

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. (continued):
2nd Lien Term Loan, 6.75%, 2/28/22	USD	1,805	$1,730,544

			9,520,989
Internet Software & Services — 0.6%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,505	2,513,041
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		800	798,504

			3,311,545
IT Services — 4.6%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		4,561	4,542,314
Cision US Inc., Term Loan B, 7.00%, 5/12/23		1,230	1,186,569
First Data Corp.:
2018 Term Loan, 3.94%, 9/24/18		1,150	1,149,517
2021 Extended Term Loan, 4.44%, 3/24/21		13,446	13,501,775
Global Payments Inc., Term Loan B, 3.94%, 4/22/23		2,925	2,946,406
Vantiv LLC, 2014 Term Loan B, 3.50%, 6/13/21		1,685	1,689,302

			25,015,883
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		1,455	1,139,948
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		1,198	1,200,909
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,056	1,056,490
Term Loan B3, 4.25%, 8/30/20		322	322,418
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		1,507	1,509,556
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		790	792,962
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,559	2,544,162
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,586	3,230,159
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		919	917,889

			11,574,545

Floating Rate Loan Interests		Par (000)	Value
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20	USD	490	$490,904
Media — 13.8%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		4,784	4,788,595
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		4,232	4,225,447
2016 B, 5.25%, 5/17/23		3,615	3,610,481
0.00%, 7/03/16 (a)(c)		2,489	—
Charter Communications Operating LLC:
2016 Term Loan H, 3.25%, 8/24/21		1,060	1,060,000
2016 Term Loan I, 3.50%, 1/24/23		6,485	6,511,134
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		5,115	3,916,092
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		2,199	2,207,186
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,586	1,578,464
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		2,767	2,730,648
iHeartCommunications, Inc., Extended Term Loan E, 7.95%, 7/30/19		515	392,044
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		3,290	3,025,009
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		1,215	1,193,069
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		488	488,109
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		516	514,848
Media General, Inc., Term Loan B, 4.00%, 7/31/20		2,110	2,110,884
Mediacom Communications Corp., Term Loan F, 2.91%, 3/31/18		1,098	1,090,740
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		4,740	4,774,555
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		3,781	3,785,251
Term Loan B7, 5.00%, 1/15/24		1,230	1,233,075
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		4,461	4,454,949

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Media (continued)
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20	USD	198	$197,029
Tribune Media Co., Term Loan, 3.75%, 12/27/20		3,938	3,944,211
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		7,113	7,109,081
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	2,840	4,089,949
Term Loan F, 3.65%, 6/30/23	USD	2,299	2,300,174
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		1,451	1,449,112
Term Loan B2A, 3.60%, 1/15/22		944	943,114
Term Loan B3, 3.60%, 1/15/22		1,551	1,549,554

			75,272,804
Metals & Mining — 0.8%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		778	728,305
Freeport McMoran Copper & Gold Inc., Term Loan A, 3.21%, 5/31/18		41	39,996
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		3,542	3,529,610

			4,297,911
Multiline Retail — 2.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,520	3,502,786
2nd Lien Term Loan, 8.50%, 3/26/20		866	835,187
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		3,668	3,685,035
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		1,360	1,359,337
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,851	1,695,097

			11,077,442
Oil, Gas & Consumable Fuels — 3.0%
California Resources Corp., Term Loan A, 2.00%, 10/01/19		580	531,059
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,068	1,072,783
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,225	534,911
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		207	199,124

Floating Rate Loan Interests	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18	USD	916	$741,713
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	868,150
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		3,688	3,282,725
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,334,550
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		506	505,030
2nd Lien Term Loan, 8.25%, 11/06/20		470	451,200
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,456	1,237,274
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21 (a)(c)		263	221,660
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		92	73,179
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		88	70,586
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		1,031	1,033,630
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		2,068	2,066,549
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,668	1,571,197
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		591	589,909

			16,385,229
Personal Products — 0.8%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,757	1,766,381
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		2,509	2,515,126

			4,281,507
Pharmaceuticals — 5.6%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		1,458	1,465,588
Amneal Pharmaceuticals LLC, Incremental Term Loan, 4.50%, 11/01/19		1,495	1,491,204
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		900	895,654

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Pharmaceuticals (continued)
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21	USD	4,846	$4,764,626
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		3,426	3,377,449
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.45%, 2/27/21		4,208	4,216,868
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		5,432	5,436,133
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 1.00%, 8/18/22		425	425,353
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.71%, 10/20/18		665	655,042
Series A4 Tranche A, 3.69%, 4/01/20		626	605,596
Series C2 Term Loan B, 4.75%, 12/11/19		4,043	3,987,036
Series D2 Term Loan B, 4.50%, 2/13/19		1,986	1,959,054
Series E Term Loan B, 4.75%, 8/05/20		1,433	1,410,143

			30,689,746
Professional Services — 4.0%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,259	1,251,891
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		2,613	2,601,949
2014 2nd Lien Term Loan, 7.50%, 7/25/22		880	838,200
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,187	3,183,354
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		2,370	2,373,700
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,765	1,672,694
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		2,213	2,200,253
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		7,387	7,384,657

			21,506,698
Real Estate Investment Trusts (REITs) — 1.1%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		2,092	2,075,384

Floating Rate Loan Interests	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23	USD	3,770	$3,792,884

			5,868,268
Real Estate Management & Development — 2.0%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,154	2,158,900
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		2,437	2,429,122
Realogy Corp.:
Extended Letter of Credit, 0.48%, 10/16/16		113	112,025
Term Loan A, 2.69%, 10/23/20		1,130	1,107,400
Term Loan B, 3.75%, 3/05/20		5,120	5,128,439

			10,935,886
Road & Rail — 1.3%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		4,269	4,256,697
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,983	1,964,687
2nd Lien Term Loan, 7.75%, 9/30/21		975	960,375

			7,181,759
Semiconductors & Semiconductor Equipment — 3.4%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		12,745	12,775,461
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		754	760,525
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		3,056	3,064,156
Term Loan D, 3.25%, 1/11/20		1,394	1,392,075
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		675	679,360

			18,671,577
Software — 5.2%
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		1,041	1,012,823
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		3,401	3,332,241
Informatica Corp., Term Loan, 4.50%, 8/05/22		4,102	4,052,041
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		492	403,491

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests	Par (000)		Value
Software (continued)
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20	USD	1,786	$1,821,842
Initial Incremental Term Loan, 4.50%, 10/30/19		2,133	2,135,348
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		2,127	2,111,611
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,477,328
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		2,900	2,899,101
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		1,000	1,005,420
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		1,925	1,923,488
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		5,320	5,337,557
2015 Term Loan B2, 4.00%, 7/08/22		732	734,612

			28,246,903
Specialty Retail — 2.5%
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		1,300	1,299,708
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,106	1,105,679
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,354	2,359,914
Term Loan B, 3.75%, 1/28/20		2,213	2,215,897
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		3,119	3,109,419
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		833	838,227
2016 Term Loan B2, 5.64%, 1/26/23		1,621	1,630,388
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		506	506,151
Things Remembered, Inc., Term Loan B, 0.00%, 5/24/18 (a)(c)		1,490	409,842

			13,475,225
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		1,407	1,406,866
Dell, Inc., Term Loan C, 3.75%, 10/29/18		2,397	2,396,084

Floating Rate Loan Interests	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Linxens France SA, Term Loan, 5.00%, 10/14/22	USD	793	$787,065

			4,590,015
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,009	1,979,145
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		488	362,067
Samsonite International SA, Term Loan B, 4.00%, 5/12/23		495	498,960

			2,840,172
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		2,181	2,172,575
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		1,394	1,396,261
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 5/05/23		250	250,157

			1,646,418
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		1,267	1,144,893
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		1,012	983,993
Wireless Telecommunication Services — 2.8%
LTS Buyer LLC:
1st Lien Term Loan, 4.00%, 4/13/20		4,927	4,911,486
2nd Lien Term Loan, 8.00%, 4/12/21		300	296,250
New Lightsquared LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (g)		7,285	6,702,486
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		3,436	3,456,861

			15,367,083
Total Floating Rate Loan Interests — 134.2%			731,459,720

12	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(d)	USD	991	$993,182

Investment Companies
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	732
Eaton Vance Senior Income Trust		13,945	83,252
Total Investment Companies — 0.0%			83,984

Other Interests (h)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3
Household Durables — 0.3%
Stanley Martin, Class B Membership Units (i)		1,250	1,525,000
Total Other Interests — 0.3%			1,525,003

Preferred Securities	Shares
Trust Preferred — 0.3%
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 6.41%, 2/15/40 (d)		60,894	1,520,752
Total Preferred Securities — 0.3%			1,520,752

Warrants — 0.0%	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	$6,177
Total Long-Term Investments (Cost — $798,381,505) — 144.3%		786,476,248

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.42% (j)(k)	3,218,564	3,218,564
Total Short-Term Securities (Cost — $3,218,564) — 0.6%		3,218,564
Options Purchased (Cost — $43,022) — 0.0%		—
Total Investments (Cost — $801,643,091*) — 144.9%		789,694,812
Liabilities in Excess of Other Assets — (44.9)%		(244,551,251)

Net Assets — 100.0%		$545,143,561

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$807,399,577

Gross unrealized appreciation		$5,371,601
Gross unrealized depreciation		(23,076,366)

Net unrealized depreciation		$(17,704,765)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Variable rate security. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Convertible security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(j)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,218,564	3,218,564	$3,218,564	$1,026

(k)	Current yield as of period end.

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(17)	10-Year U.S. Treasury Note	September 2016	$2,204,688	$(182)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	956,399	CAD	1,198,000	Westpac Group	6/06/16	$42,857
USD	4,023,044	GBP	2,750,000	Standard Chartered Bank	6/06/16	40,020
USD	915,156	CAD	1,192,000	Royal Bank of Canada	7/06/16	6,188
USD	4,027,383	GBP	2,750,000	Barclays Bank PLC	7/06/16	43,437
Total						$132,502

14	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	44	—

OTC Total Return Swaps

Reference Entity	Fixed Rate/Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums (Received)	Unrealized Appreciation
IBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	12/20/16	USD	570	$(296)	$(385)	$89

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$13,972,894	$3,971,910	$17,944,804
Common Stocks	$32,606	57,761	42,672	133,039
Corporate Bonds	—	31,138,358	1,671,229	32,809,587
Floating Rate Loan Interests	—	688,228,265	43,231,455	731,459,720
Investment Companies	83,984	—	—	83,984
Non-Agency Mortgage-Backed Securities	—	993,182	—	993,182
Other Interests	—	—	1,525,003	1,525,003
Trust Preferred	1,520,752	—	—	1,520,752
Warrants	—	—	6,177	6,177
Short-Term Securities	3,218,564	—	—	3,218,564

Total	$4,855,906	$734,390,460	$50,448,446	$789,694,812

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$89	—	$89
Forward foreign currency contracts	—	132,502	—	132,502
Liabilities:
Interest rate contracts	$(182)	—	—	(182)

Total	$(182)	$132,591	—	$132,409

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$949,271	—	—	$949,271
Cash pledged for futures contracts	22,000	—	—	22,000
Foreign currency at value	7,369	—	—	7,369
Liabilities:
Bank borrowings payable	—	$(228,000,000)	—	(228,000,000)

Total	$978,640	$(228,000,000)	—	$(227,021,360)

16	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2015	$10,022,033	$345,687	$2,987,102	$33,105,389	$1,715,003	$20,682	$48,195,896
Transfers into Level 3[1]	—	—	—	28,642,273	—	—	28,642,273
Transfers out of Level 3[2]	(3,560,344)	—	(944,697)	(13,076,426)	—	—	(17,581,467)
Accrued discounts/premiums	5,644	—	657	61,553	—	—	67,854
Net realized gain (loss)	(280,670)	—	—	(380,752)	—	—	(661,422)
Net change in unrealized appreciation (depreciation)[2,3]	(110,510)	(312,858)	(431,839)	(1,295,414)	(88,579)	(14,505)	(2,253,705)
Purchases	2,166,565	11,282	60,006	5,580,159	—	—	7,818,012
Sales	(4,270,808)	(1,439)	—	(9,405,327)	(101,421)	—	(13,778,995)
Closing Balance, as of May 31, 2016	$3,971,910	$42,672	$1,671,229	$43,231,455	$1,525,003	$6,177	$50,448,446

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[4]	$(98,282)	$(225,062)	$(431,840)	$(1,300,869)	$(88,579)	$(14,504)	$(2,159,136)

1   As of May 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $28,642,273 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $17,581,467 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation).

[4] Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2016	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 22, 2016